Trade and Other Receivables	12 Months Ended
Mar. 31, 2022
Trade and other receivables [abstract]
Trade and Other Receivables	Trade and Other Receivables

	JPY (millions) As of March 31
	2021	2022
Trade receivables	¥788,284	¥710,304
Other receivables	75,604	79,127
Impairment loss allowance	(8,637)	(9,390)
Chargebacks and other allowances	(72,160)	(83,396)
Total	¥783,091	¥696,644
In December 2021, Takeda put in place a program to sell certain trade receivables to a select group of banks on a non-recourse basis. Under this program, trade receivables sold are derecognized when the risks and rewards of ownership have been transferred. These trade receivables relate to specific customers determined in advance and are eligible for sale, but which of them will be sold will be determined by both parties on a monthly basis. Therefore, these trade receivables are held for both collecting cash from customers as well as selling to banks.
Trade receivables due from customers that Takeda has the option to factor are classified as investments in debt instruments measured at FVTOCI since they are held to collect and sell. As of March 31, 2022, trade receivables measured at FVTOCI were 20,665 million JPY.